VARIABLE INTEREST ENTITIES (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)
VARIABLE INTEREST ENTITIES
Total assets	$ 7,423,955		¥ 181,459,156		¥ 48,441,307
Total liabilities	56,220,273		1,064,334,300		366,837,286
Revenue	95,860	¥ 625,488	343,077	¥ 17,492,415
Net loss	60,978,298	397,883,388	(177,795,168)	(217,092,926)
Variable Interest Entity, Primary Beneficiary | Before elimination of intercompany balances and transactions
VARIABLE INTEREST ENTITIES
Total assets	1,587,330		150,615,709		10,357,329
Total liabilities	48,062,664		423,900,573		¥ 313,608,879
Revenue	95,860	625,488	182,119	16,567,372
Net loss	$ (8,032,199)	¥ (52,410,094)	¥ (51,667,515)	¥ (49,024,050)